Income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income and expenses
Sales by geographical area

	2024	2023	2022
	US$'000	US$'000	US$'000
Spain	169,541	169,390	282,387
Germany	282,200	276,333	442,331
Other European Countries	211,722	199,789	423,002
USA	573,636	670,854	966,161
Rest of World	406,840	333,668	484,035
Total	1,643,939	1,650,034	2,597,916

Schedule of raw materials and energy consumption for production

	2024	2023	2022
	US$'000	US$'000	US$'000
Purchases of raw materials, supplies and goods	699,210	732,661	793,014
Changes in inventories	19,738	83,033	(163,430)
Energy	171,308	(28,651)	324,218
Others	119,911	78,556	301,419
Write-down of raw materials	3,377	2,192	12,342
Write-down of finished goods	13,586	11,495	17,523
Total	1,027,130	879,286	1,285,086

Schedule of other operating income

	2024	2023	2022
	US$'000	US$'000	US$'000
Energy	—	—	53,802
Carbon dioxide emissions allowances	75,903	80,316	88,952
Others	8,475	20,676	4,602
Total	84,378	100,992	147,356

Schedule of staff costs

	2024	2023	2022
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	201,720	220,293	232,880
Pension plan contributions	7,952	7,978	7,977
Employee benefit costs	70,192	77,588	73,953
Total	279,864	305,859	314,810

Schedule of Plan awards

Number of awards
Outstanding as of December 31, 2021	4,359,436
Granted during the period	848,710
Exercised during the period	(208,076)
Expired/forfeited during the period	(1,198,364)
Outstanding as of December 31, 2022	3,801,706
Granted during the period	1,044,449
Exercised during the period	(7,986)
Expired/forfeited during the period	(277,576)
Outstanding as of December 31, 2023	4,560,593
Granted during the period	894,468
Exercised during the period	(617,463)
Expired/forfeited during the period	(544,644)
Outstanding as of December 31, 2024	4,292,954

Exercisable as of December 31, 2024	2,018,502

Schedule of share based payment arrangements

				Fair Value at
Grant Date	Performance Period	Expiration Date	Exercise Price	Grant Date	2024	2023
June 19, 2024	December 31, 2026	—	0.01	$7.22	891,135	—
May 30, 2023	December 31, 2025	—	0.01	$6.64	966,346	1,044,449
September 22, 2022	December 31, 2024	—	0.01	$8.53	416,972	571,134
September 9, 2021	December 31, 2021	September 9, 2031	0.01	$8.83	675,137	1,255,824
December 16, 2020	December 31, 2020	December 16, 2030	nil	$1.23	1,058,698	1,352,788
March 13, 2019	December 31, 2021	March 13, 2029	nil	$2.69	123,743	129,824
June 14, 2018	N/A	June 14, 2028	nil	$9.34	—	44,650
March 21, 2018	December 31, 2020	March 21, 2028	nil	$22.56	50,689	51,690
June 1, 2017	December 31, 2019	June 1, 2027	nil	$16.77	77,712	77,712
November 24, 2016	December 31, 2018	November 24, 2026	nil	$16.66	32,522	32,522
					4,292,954	4,560,593

Schedule of performance condition of share options granted

The performance conditions for the shares granted in 2024 can be summarized as follows:

Vesting Conditions
70% based on average ROCE
30% based on total shareholder return (TSR) relative to a comparator group

The performance conditions for the shares granted in 2023 and 2022 can be summarized as follows:

Vesting Conditions
40% based on cumulative earnings before interest and tax (EBIT)
40% based on cumulative operational cash flow
20% based on total shareholder return (TSR) relative to a comparator group

Schedule of assumptions used to estimate the fair value of Ferroglobe stock option

	Grant date
	June 19, 2024	May 30, 2023	September 22, 2022
Grant date share price	$5.17	$4.50	$5.76
Exercise price	0.01	0.01	0.01
Expected volatility	59.4%	87.7%	94.3%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	—	—	—
Risk-free interest rate	4.44%	4.13%	4.12%
Remaining performance period at grant date (years)	3.00	3.00	3.00
Company TSR at grant date	(1.78)%	0,64%	(27.2)%
Median comparator group TSR at grant date	8.41	10.5	10.5

Schedule of other operating expenses

	2024	2023	2022
	US$'000	US$'000	US$'000
Carbon dioxide credit	75,756	81,870	100,220
Services of independent professionals	52,692	40,687	74,552
Freight cost	61,942	51,415	78,245
Insurance premiums	14,982	15,506	14,963
Tax	12,802	11,280	15,919
Other operating expenses	47,008	69,332	62,353
Total	265,182	270,090	346,252

Schedule of depreciation and amortization charges, operating allowances and write-downs

	2024	2023	2022
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 7)	474	663	725
Depreciation of property, plant and equipment (Note 8)	74,989	72,869	80,834
Total	75,463	73,532	81,559

Schedule of finance income

	2024	2023	2022
	US$'000	US$'000	US$'000
Gain from financial assets measured at fair value (Note 9)	3,237	—	—
Other finance income	4,011	5,422	2,274
Total	7,248	5,422	2,274

Schedule of finance costs

	2024	2023	2022
	US$'000	US$'000	US$'000
Interest on debt instruments (Note 19)	1,776	24,414	40,913
Interest on loans and bank borrowings (Note 17 and Note 20)	7,198	3,794	9,482
Interest on leases (Note 18)	5,935	5,199	1,587
Interest on note and bill discounting	563	127	125
Other finance costs	6,470	5,259	8,908
Total	21,942	38,793	61,015

Schedule of changes in impairment losses

	2024	2023	2022
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 6)	(15,483)	—	—
Impairment of property, plant and equipment (Note 8)	(24,940)	(25,768)	(56,999)
Impairment of non-current financial assets	(2,629)	478	—
Impairment loss	(43,052)	(25,290)	(56,999)